UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 23, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      66

Form 13F Information Table Entry Total:       $108,097,000


List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1737    46195 SH       SOLE                             46195
Adobe Systems Inc              COM              00724f101      486    15750 SH       SOLE                             15750
Albertson's Inc                COM              013104104      224    11895 SH       SOLE                             11895
Amgen Inc                      COM              031162100      550     9557 SH       SOLE                              9557
Assoc Banc-Corp                COM              045487105      858    26552 SH       SOLE                             26552
Avery Dennison                 COM              053611109      798    13606 SH       SOLE                             13606
BP PLC - frmly BP Amoco PLC    COM              055622104     3885   100686 SH       SOLE                            100686
Bank One Corp                  COM              059438101      557    16094 SH       SOLE                             16094
BellSouth Corp                 COM              079860102      313    14433 SH       SOLE                             14433
Bemis Company                  COM              081437105      430    10225 SH       SOLE                             10225
Bristol Myers Squibb           COM              110122108     1676    79325 SH       SOLE                             79325
CVS Corp                       COM              585745102     1484    62206 SH       SOLE                             62206
Cardinal Health                COM              14149Y108      624    10951 SH       SOLE                             10951
ChevronTexaco Corp             COM              166764100     1081    16716 SH       SOLE                             16716
Cisco Systems                  COM              17275R102     1876   144560 SH       SOLE                            144560
Citigroup Inc                  COM              172967101     1818    52778 SH       SOLE                             52778
Computer Sciences              COM              205363104      203     6250 SH       SOLE                              6250
ConocoPhillips - 9/02 frmly Ph COM              20825c104     2137    39866 SH       SOLE                             39866
Consolidated Energy            COM              20854p109      425    25707 SH       SOLE                             25707
Dominion Resources             COM              25746u109     2180    39367 SH       SOLE                             39367
Duke Realty Corp               COM              264411505     1308    48466 SH       SOLE                             48466
Emerson Elec                   COM              291011104     1870    41241 SH       SOLE                             41241
Exxon Mobil Corp               COM              30231g102     4846   138643 SH       SOLE                            138643
First American Bankshares      COM                             669     1600 SH       SOLE                              1600
Gannett Inc                    COM              364730101     2243    31850 SH       SOLE                             31850
General Electric               COM              369604103     5407   212032 SH       SOLE                            212032
General Mills                  COM              370334104     2202    48335 SH       SOLE                             48335
Genuine Parts                  COM              372460105      588    19267 SH       SOLE                             19267
Health Care Realty Tr.         COM              421946104     3255   133285 SH       SOLE                            133285
Heinz H.J. Co                  COM              423074103      534    18300 SH       SOLE                             18300
Home Depot                     COM              437076102      562    23055 SH       SOLE                             23055
IBM Corp                       COM              459200101     2250    28685 SH       SOLE                             28685
Illinois Tool Works            COM              452308109     1059    18208 SH       SOLE                             18208
Intel Corp                     COM              458140100     2340   143739 SH       SOLE                            143739
Johnson&Johnson                COM              478160104     5559    96055 SH       SOLE                             96055
Kimberly Clark                 COM              494368103     2564    56400 SH       SOLE                             56400
Kohls Corp                     COM              500255104      278     4916 SH       SOLE                              4916
Kraft Foods Inc Cl A           COM              50075n104      815    28890 SH       SOLE                             28890
Liberty Property               COM              531172104     3619   115630 SH       SOLE                            115630
Marshall & Ilsley              COM              571834100     2945   115224 SH       SOLE                            115224
Masco Corp                     COM              574599106     1403    75375 SH       SOLE                             75375
McDonald's Corp                COM              580135101      166    11496 SH       SOLE                             11496
McGraw-Hill                    COM              580645109      387     6954 SH       SOLE                              6954
Merck & Co                     COM              589331107     4566    83355 SH       SOLE                             83355
Microsoft Corp                 COM              594918104     1863    76950 SH       SOLE                             76950
Modine Mfg Co                  COM              607828100      246    16400 SH       SOLE                             16400
Newmont Mining Corp            COM              802176107      513    19600 SH       SOLE                             19600
Nokia Corp Spons ADR           COM              654902204      405    28900 SH       SOLE                             28900
Northern States Financial Corp COM              665751103      277     9250 SH       SOLE                              9250
Pepsico, Inc.                  COM              713448108     2414    60343 SH       SOLE                             60343
Pfizer Inc                     COM              717081103     4071   130636 SH       SOLE                            130636
Procter & Gamble               COM              742718109     1725    19367 SH       SOLE                             19367
Royal Dutch Petro              COM              780257705     1764    43300 SH       SOLE                             43300
SBC Commun Inc.                COM              78387G103      865    43133 SH       SOLE                             43133
Schlumberger                   COM              806857108      568    14950 SH       SOLE                             14950
Suncor Energy Inc              COM              867229106     1703    97458 SH       SOLE                             97458
Sysco Corp                     COM              871829107     3374   132615 SH       SOLE                            132615
Tribune Co                     COM              896047107     2014    44743 SH       SOLE                             44743
U.S. Bancorp                   COM              902973304     1578    83130 SH       SOLE                             83130
Verizon Comm. (Frmly GTE & Bel COM              92343v104     2002    56630 SH       SOLE                             56630
Vodafone Group PLC             COM              92857w100      219    12005 SH       SOLE                             12005
WPS Resources                  COM              92931B106     1579    39474 SH       SOLE                             39474
Wal Mart Stores                COM              931142103     1204    23137 SH       SOLE                             23137
Walgreen Co                    COM              931422109     2252    76386 SH       SOLE                             76386
Wells Fargo                    COM              949746101     2327    51725 SH       SOLE                             51725
Wyeth - frmly Amer Home Prod   COM              983024100      360     9515 SH       SOLE                              9515